Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisor Managed Portfolios
Entity Central Index Key	0001970751
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Patient Opportunity Trust
Class Name	Class A
Trading Symbol	LGOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Patient Opportunity Trust for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://patientcapitalmanagement.com/opportunity-trust. You can also request this information by contacting us at 800-655-0324.
Additional Information Phone Number	800-655-0324
Additional Information Website	https://patientcapitalmanagement.com/opportunity-trust
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$84	1.61%
[1]
Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.61%
Net Assets	$ 2,007,582,824
Holdings Count | $ / shares	38
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$2,007,582,824
Number of Holdings	38
Portfolio Turnover	14%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Top Sectors	(%)
Health Care	31.0%
Financials	21.9%
Consumer Discretionary	17.4%
Communication Services	13.8%
Industrials	10.0%
Information Technology	7.4%
Energy	6.6%
Cryptocurrency	2.2%
Cash	-10.3%

Top 10 Issuers	(%)
Precigen, Inc.	7.9%
Royalty Pharma PLC	7.0%
Citigroup, Inc.	7.0%
Alphabet, Inc.	6.7%
UnitedHealth Group, Inc.	6.2%
Amazon.com, Inc.	5.6%
QXO, Inc.	5.0%
NVIDIA Corp.	5.0%
CVS Health Corp.	4.5%
Norwegian Cruise Line Holdings Ltd.	4.2%

Updated Prospectus Web Address	https://patientcapitalmanagement.com/opportunity-trust
Class C
Shareholder Report [Line Items]
Fund Name	Patient Opportunity Trust
Class Name	Class C
Trading Symbol	LMOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Patient Opportunity Trust for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://patientcapitalmanagement.com/opportunity-trust. You can also request this information by contacting us at 800-655-0324.
Additional Information Phone Number	800-655-0324
Additional Information Website	https://patientcapitalmanagement.com/opportunity-trust
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$124	2.39%
[2]
Expenses Paid, Amount	$ 124
Expense Ratio, Percent	2.39%
Net Assets	$ 2,007,582,824
Holdings Count | $ / shares	38
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$2,007,582,824
Number of Holdings	38
Portfolio Turnover	14%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Top Sectors	(%)
Health Care	31.0%
Financials	21.9%
Consumer Discretionary	17.4%
Communication Services	13.8%
Industrials	10.0%
Information Technology	7.4%
Energy	6.6%
Cryptocurrency	2.2%
Cash	-10.3%

Top 10 Issuers	(%)
Precigen, Inc.	7.9%
Royalty Pharma PLC	7.0%
Citigroup, Inc.	7.0%
Alphabet, Inc.	6.7%
UnitedHealth Group, Inc.	6.2%
Amazon.com, Inc.	5.6%
QXO, Inc.	5.0%
NVIDIA Corp.	5.0%
CVS Health Corp.	4.5%
Norwegian Cruise Line Holdings Ltd.	4.2%

Updated Prospectus Web Address	https://patientcapitalmanagement.com/opportunity-trust
Class FI
Shareholder Report [Line Items]
Fund Name	Patient Opportunity Trust
Class Name	Class FI
Trading Symbol	LMOFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Patient Opportunity Trust for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://patientcapitalmanagement.com/opportunity-trust. You can also request this information by contacting us at 800-655-0324.
Additional Information Phone Number	800-655-0324
Additional Information Website	https://patientcapitalmanagement.com/opportunity-trust
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class FI	$89	1.70%
[3]
Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.70%
Net Assets	$ 2,007,582,824
Holdings Count | $ / shares	38
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$2,007,582,824
Number of Holdings	38
Portfolio Turnover	14%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Top Sectors	(%)
Health Care	31.0%
Financials	21.9%
Consumer Discretionary	17.4%
Communication Services	13.8%
Industrials	10.0%
Information Technology	7.4%
Energy	6.6%
Cryptocurrency	2.2%
Cash	-10.3%

Top 10 Issuers	(%)
Precigen, Inc.	7.9%
Royalty Pharma PLC	7.0%
Citigroup, Inc.	7.0%
Alphabet, Inc.	6.7%
UnitedHealth Group, Inc.	6.2%
Amazon.com, Inc.	5.6%
QXO, Inc.	5.0%
NVIDIA Corp.	5.0%
CVS Health Corp.	4.5%
Norwegian Cruise Line Holdings Ltd.	4.2%

Updated Prospectus Web Address	https://patientcapitalmanagement.com/opportunity-trust
Class I
Shareholder Report [Line Items]
Fund Name	Patient Opportunity Trust
Class Name	Class I
Trading Symbol	LMNOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Patient Opportunity Trust for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://patientcapitalmanagement.com/opportunity-trust. You can also request this information by contacting us at 800-655-0324.
Additional Information Phone Number	800-655-0324
Additional Information Website	https://patientcapitalmanagement.com/opportunity-trust
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$71	1.36%
[4]
Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.36%
Net Assets	$ 2,007,582,824
Holdings Count | $ / shares	38
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$2,007,582,824
Number of Holdings	38
Portfolio Turnover	14%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Top Sectors	(%)
Health Care	31.0%
Financials	21.9%
Consumer Discretionary	17.4%
Communication Services	13.8%
Industrials	10.0%
Information Technology	7.4%
Energy	6.6%
Cryptocurrency	2.2%
Cash	-10.3%

Top 10 Issuers	(%)
Precigen, Inc.	7.9%
Royalty Pharma PLC	7.0%
Citigroup, Inc.	7.0%
Alphabet, Inc.	6.7%
UnitedHealth Group, Inc.	6.2%
Amazon.com, Inc.	5.6%
QXO, Inc.	5.0%
NVIDIA Corp.	5.0%
CVS Health Corp.	4.5%
Norwegian Cruise Line Holdings Ltd.	4.2%

Updated Prospectus Web Address	https://patientcapitalmanagement.com/opportunity-trust
Class IS
Shareholder Report [Line Items]
Fund Name	Patient Opportunity Trust
Class Name	Class IS
Trading Symbol	MVISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Patient Opportunity Trust for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://patientcapitalmanagement.com/opportunity-trust. You can also request this information by contacting us at 800-655-0324.
Additional Information Phone Number	800-655-0324
Additional Information Website	https://patientcapitalmanagement.com/opportunity-trust
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$67	1.28%
[5]
Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.28%
Net Assets	$ 2,007,582,824
Holdings Count | $ / shares	38
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$2,007,582,824
Number of Holdings	38
Portfolio Turnover	14%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Top Sectors	(%)
Health Care	31.0%
Financials	21.9%
Consumer Discretionary	17.4%
Communication Services	13.8%
Industrials	10.0%
Information Technology	7.4%
Energy	6.6%
Cryptocurrency	2.2%
Cash	-10.3%

Top 10 Issuers	(%)
Precigen, Inc.	7.9%
Royalty Pharma PLC	7.0%
Citigroup, Inc.	7.0%
Alphabet, Inc.	6.7%
UnitedHealth Group, Inc.	6.2%
Amazon.com, Inc.	5.6%
QXO, Inc.	5.0%
NVIDIA Corp.	5.0%
CVS Health Corp.	4.5%
Norwegian Cruise Line Holdings Ltd.	4.2%

Updated Prospectus Web Address	https://patientcapitalmanagement.com/opportunity-trust
Class R
Shareholder Report [Line Items]
Fund Name	Patient Opportunity Trust
Class Name	Class R
Trading Symbol	LMORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Patient Opportunity Trust for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://patientcapitalmanagement.com/opportunity-trust. You can also request this information by contacting us at 800-655-0324.
Additional Information Phone Number	800-655-0324
Additional Information Website	https://patientcapitalmanagement.com/opportunity-trust
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$99	1.91%
[6]
Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.91%
Net Assets	$ 2,007,582,824
Holdings Count | $ / shares	38
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$2,007,582,824
Number of Holdings	38
Portfolio Turnover	14%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Top Sectors	(%)
Health Care	31.0%
Financials	21.9%
Consumer Discretionary	17.4%
Communication Services	13.8%
Industrials	10.0%
Information Technology	7.4%
Energy	6.6%
Cryptocurrency	2.2%
Cash	-10.3%

Top 10 Issuers	(%)
Precigen, Inc.	7.9%
Royalty Pharma PLC	7.0%
Citigroup, Inc.	7.0%
Alphabet, Inc.	6.7%
UnitedHealth Group, Inc.	6.2%
Amazon.com, Inc.	5.6%
QXO, Inc.	5.0%
NVIDIA Corp.	5.0%
CVS Health Corp.	4.5%
Norwegian Cruise Line Holdings Ltd.	4.2%

Updated Prospectus Web Address	https://patientcapitalmanagement.com/opportunity-trust

[1]
*	Annualized

[2]
*	Annualized

[3]
*	Annualized

[4]
*	Annualized

[5]
*	Annualized

[6]
*	Annualized